Appendix II - Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting
Revenues from external customers	€ 5,098,691	€ 4,486,724	€ 4,318,073
Profit /(loss)	1,131,365	994,124	1,003,343
Finance result	(274,724)	(257,244)	(287,734)
Share of profit / (losses)	(39,538)	(11,038)	(19,887)
Income tax expense	(168,459)	(131,436)	(34,408)
Consolidated profit for the year	648,644	594,406	661,314
Investments in equity-accounted investees	114,473	226,905	219,009
Assets	15,542,611	12,477,046	10,920,264
Liabilities	8,696,843	7,780,442	7,286,299
Other information:
Amortisation and depreciation	302,455	228,609	215,490
Additions for the year of property, plant & equipment, intangible assets and rights of use	1,175,072	316,677	340,473
Operating Segments
Segment Reporting
Revenues from external customers	5,098,691	4,486,724	4,318,073
Total operating income	5,098,691	4,486,724	4,318,073
Profit /(loss)	1,300,801	1,156,653	1,237,470
Segment assets	12,638,606	10,847,654	9,554,477
Liabilities	1,938,462	1,068,786	656,598
Other information:
Amortisation and depreciation	282,807	219,339	206,966
Expenses that do not require cash payments	20,755	145,322	2,112
Additions for the year of property, plant & equipment, intangible assets and rights of use	1,101,528	296,882	329,205
Unallocated
Segment Reporting
Profit /(loss)	(169,436)	(162,529)	(234,127)
Assets	2,789,532	1,402,487	1,146,778
Liabilities	6,758,381	6,711,656	6,629,701
Other information:
Amortisation and depreciation	19,648	9,270	8,524
Expenses that do not require cash payments	2,416	1,339	(58,752)
Additions for the year of property, plant & equipment, intangible assets and rights of use	73,544	19,795	11,268
Intersegments
Segment Reporting
Revenues from external customers	(52,176)	(41,154)	(34,784)
Total operating income	(52,176)	(41,154)	(34,784)
Profit /(loss)	(3,094)	(5,764)	(12,305)
Segment assets	(32,892)	(29,281)	(22,196)
Bioscience
Segment Reporting
Share of profit / (losses)		2,839	(10,434)
Investments in equity-accounted investees	10,368	99,547	83,905
Bioscience | Operating Segments
Segment Reporting
Revenues from external customers	3,993,462	3,516,704	3,429,785
Total operating income	3,993,462	3,516,704	3,429,785
Profit /(loss)	1,079,216	902,402	985,495
Segment assets	8,416,922	6,928,220	6,007,153
Liabilities	1,371,352	764,377	423,415
Other information:
Amortisation and depreciation	196,335	156,893	157,478
Expenses that do not require cash payments	43,524	172,648	7,049
Additions for the year of property, plant & equipment, intangible assets and rights of use	868,103	220,531	227,635
Hospital
Segment Reporting
Share of profit / (losses)			2,112
Hospital | Operating Segments
Segment Reporting
Revenues from external customers	134,441	119,454	105,649
Total operating income	134,441	119,454	105,649
Profit /(loss)	(8,674)	(12,587)	(9,766)
Segment assets	274,250	250,543	145,477
Liabilities	53,441	32,767	13,560
Other information:
Amortisation and depreciation	11,686	10,819	6,436
Expenses that do not require cash payments	(289)	297	(514)
Additions for the year of property, plant & equipment, intangible assets and rights of use	62,298	15,354	10,429
Diagnostic
Segment Reporting
Share of profit / (losses)	(19,794)	(10,975)	(9,335)
Investments in equity-accounted investees		19,256	29,322
Diagnostic | Operating Segments
Segment Reporting
Revenues from external customers	733,604	702,265	732,369
Total operating income	733,604	702,265	732,369
Profit /(loss)	215,828	215,990	248,080
Segment assets	3,676,011	3,526,136	3,356,185
Liabilities	351,799	230,517	192,720
Other information:
Amortisation and depreciation	52,224	44,030	40,815
Expenses that do not require cash payments	(22,873)	(27,651)	(4,423)
Additions for the year of property, plant & equipment, intangible assets and rights of use	103,911	58,064	70,032
Bio supplies
Segment Reporting
Share of profit / (losses)		3,039	1,830
Investments in equity-accounted investees	49,922	47,742	44,220
Bio supplies | Operating Segments
Segment Reporting
Revenues from external customers	266,540	167,004	66,791
Total operating income	266,540	167,004	66,791
Profit /(loss)	16,246	36,824	35,598
Segment assets	226,814	117,673	7,409
Liabilities	126,289	6,427
Other information:
Amortisation and depreciation	20,415	5,656
Expenses that do not require cash payments	393	28
Additions for the year of property, plant & equipment, intangible assets and rights of use	65,448	2,050	198
Others
Segment Reporting
Share of profit / (losses)	(19,744)	(5,941)	(4,060)
Investments in equity-accounted investees	54,183	60,360	61,562
Others | Operating Segments
Segment Reporting
Revenues from external customers	22,820	22,451	18,263
Total operating income	22,820	22,451	18,263
Profit /(loss)	1,279	19,788	(9,632)
Segment assets	77,501	54,363	60,449
Liabilities	35,581	34,698	26,903
Other information:
Amortisation and depreciation	2,147	1,941	2,237
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 1,768	€ 883	€ 20,911